Inventories	12 Months Ended
Dec. 31, 2022
Inventories
Inventories

7.Inventories

Inventories are consisted of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Finished goods	524,568	123,672
Raw materials	64,520	7,229
Inventories	589,088	130,901

For the years ended December 31, 2020, 2021 and 2022, write-downs of inventories to net realizable value amounted to nil, RMB89,071 and RMB179,694, respectively, which were recognized in cost of sales.